Summary of Components of Deferred Tax Assets (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 12,866	$ 11,557
Capitalized research and development expenses	7,642	4,460
Lease liability	2,977	234
Research and development credit carryforwards	1,528	698
Stock-based compensation	873	860
Capitalized start-up expenses	153	293
Other	1,303	2,206
Total deferred tax assets	27,342	20,308
Right-of-use-asset	(2,816)	(194)
Total deferred tax liabilities	(2,816)	(194)
Valuation allowance	(24,526)	(20,114)
Net deferred tax liabilities